Segment Reporting - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2015 JPY (¥) Segment	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)
Segment Reporting Information [Line Items]
Number of operating segments | Segment	3
Operating income	¥ 639,071	¥ 819,199	¥ 837,180
Telecommunications Business
Segment Reporting Information [Line Items]
Operating income	636,076	812,736	836,793
Smart Life Business
Segment Reporting Information [Line Items]
Operating income	(3,896)	11,805	15,138
Other businesses
Segment Reporting Information [Line Items]
Operating income	6,891	¥ (5,342)	¥ (14,751)
Change in Accounting Method Accounted for as Change in Estimate | Telecommunications Business
Segment Reporting Information [Line Items]
Operating income	46,927
Change in Accounting Method Accounted for as Change in Estimate | Smart Life Business
Segment Reporting Information [Line Items]
Operating income	1,251
Change in Accounting Method Accounted for as Change in Estimate | Other businesses
Segment Reporting Information [Line Items]
Operating income	¥ 3,129
Scenario, Previously Reported
Segment Reporting Information [Line Items]
Number of operating segments | Segment	5
Customer Concentration Risk
Segment Reporting Information [Line Items]
Revenue from transactions with single external customer	There were no sales and operating revenue from transactions with a single external customer amounting to 10% or more of DOCOMO's revenues for the fiscal years ended March 31, 2013, 2014 and 2015.